Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) - $ / Perbarrel	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jul. 31, 2020	Oct. 31, 2019
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			22
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			35
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			42	59
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			48	68
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			48
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			49
Canadian Housing Price Index [Member] | Downside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			(29.60%)
Canadian Housing Price Index [Member] | Downside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			2.30%
Canadian Housing Price Index [Member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			4.10%	4.50%
Canadian Housing Price Index [Member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			4.80%	4.70%
Canadian Housing Price Index [Member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			6.10%
Canadian Housing Price Index [Member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			11.10%
Canadian unemployment rate [member] | Quarterly Average [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	9.50%	13.00%
US unemployment rate [member] | Quarterly Average [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	10.30%	13.00%
U.S. GDP Growth Rate [Member] | Below Fourth Quarter 2019 Level [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	7.20%	11.40%
Canada GDP growth rate [member] | Below Fourth Quarter 2019 Level [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	6.20%	12.10%